Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 06, 2022	Sep. 30, 2021	Mar. 08, 2021	Dec. 31, 2022
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Interest rate			8.00%
Due date			May 10, 2022
Lend amount	$2,000,000
Prepaid expenses	$ 8
Prepaid service fee		$ 650,909
Equity interest rate		61.50%
Amount related party due				$ 337,421
Waichun Logistics Technology Limited [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Annual payment			$ 825,000